Income taxes (Tables)	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Assets Related to Continuing Operations

The significant items comprising the Company’s net deferred tax assets related to continuing operations at March 31, 2018 and March 25, 2017 are as follows:

	Fiscal Year Ended

	March 31, 2018	March 25, 2017*

Deferred tax assets:	(In thousands)

Loss and tax credit carry forwards	$6,997	$7,030
Difference between book and tax basis of property and equipment	2,515	1,392

Other reserves not currently deductible	53	51

Expenses not currently deductible	511	336

Other	(74)	(28)

Net deferred tax asset before valuation allowance	10,002	8,781

Valuation allowance	(10,002)	(8,781)

Net deferred tax asset	$-	$-

Components of Income Tax Expense (Benefit) from Continuing Operations

The Company’s income tax expense (benefit) from continuing operations consists of the following components:

	Fiscal Year Ended
	March 31, 2018	March 25, 2017*	March 26, 2016*
	(In thousands)
Income tax expense (benefit):

Current	$-	$-	$-

Deferred	(2,640)	(1,866)	(278)

Valuation allowance	2,640	1,866	278

Income tax expense	$-	$-	$–

Schedule of Effective Income Tax Rate Reconciliation

The Company’s provision for income taxes from continuing operations varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended

	March 31, 2018	March 25, 2017*	March 26, 2016*
Canadian statutory rate	26.6%	26.6%	26.6%

Rate differential for U.S. operations	0.4%	0.7%	(21.2%)

Utilization of unrecognized losses and other tax attributes	(27.1%)	(26.9%)	123.6%

Permanent differences and other	0.1%	(0.4%)	(129%)

Total	0%	0%	0%

*Retrospectively revised (see note 18)